Subsequent Events (Details)						12 Months Ended
	Jul. 25, 2025 USD ($)	Jul. 24, 2025 $ / shares shares	Jun. 17, 2025 USD ($)	Jun. 02, 2025 USD ($) $ / shares shares	Apr. 07, 2025 USD ($) $ / shares shares	Mar. 31, 2025 USD ($) $ / shares shares	Mar. 31, 2024 USD ($) $ / shares shares	Mar. 31, 2023 USD ($)	Jul. 16, 2025 USD ($)	Jul. 16, 2025 HKD ($)	Jun. 16, 2025 $ / shares shares
Subsequent Events [Line Items]
Ordinary shares issued | shares						15,625,000	15,625,000
Ordinary shares, par value | $ / shares						$ 0.0001	$ 0.0001
Proceeds from issuance of common stock | $							$ 10,133,680
Gross proceeds received from offering | $							$ 9,343,413
Ordinary shares outstanding | shares						15,625,000	15,625,000
Forecast [Member]
Subsequent Events [Line Items]
Registered capital									$ 127	$ 1,000
Securities Purchase Agreement [Member]
Subsequent Events [Line Items]
Ordinary shares issued | shares						74,031,345
Ordinary shares outstanding | shares						74,031,345
Securities Purchase Agreement [Member] | Forecast [Member]
Subsequent Events [Line Items]
Purchase price | $ / shares		$ 0.11
Gross proceeds received from offering | $	$ 4,224,698
Securities Purchase Agreement [Member] | Forecast [Member] | Pre-Funded Warrants [Member]
Subsequent Events [Line Items]
Number of shares issuable | shares		2,852,525
Subsequent Event [Member] | Equity Incentive Plan [Member]
Subsequent Events [Line Items]
Ordinary shares issued | shares				5,900,000							5,900,000
Ordinary shares, par value | $ / shares				$ 0.0001
Proceeds from issuance of common stock | $				$ 4,253,900
Ordinary Shares [Member] | Securities Purchase Agreement [Member] | Forecast [Member]
Subsequent Events [Line Items]
Ordinary shares, par value | $ / shares		$ 0.0001
Number of shares issuable | shares		35,553,820
April 8 Registered Direct Offering [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Ordinary shares issued | shares					4,806,450
Ordinary shares, par value | $ / shares					$ 0.0001
Purchase price | $ / shares					$ 0.31
Proceeds from issuance of common stock | $					$ 1,489,999.5
April 9 Registered Direct Offering [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Ordinary shares issued | shares					3,193,550
Ordinary shares, par value | $ / shares					$ 0.0001
Purchase price | $ / shares					$ 0.31
Proceeds from issuance of common stock | $					$ 990,000.5
June 2025 Registered Direct Offering [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Ordinary shares issued | shares											6,100,000
Ordinary shares, par value | $ / shares											$ 0.0001
Purchase price | $ / shares											$ 0.6
Proceeds from issuance of common stock | $			$ 3,660,000